Business Operations (Tables)	12 Months Ended
Dec. 31, 2012
Revenues and Percentage of Consolidated Revenues

The following table presents consolidated revenues and percentage of consolidated revenues for customers that accounted for more than 10% of the Company’s consolidated revenues for its sole operating segment during the periods presented. Revenues from customers attributable to the Dropdown Predecessor are included in the table.

	Year Ended December 31,
	2012		2011		2010
ConocoPhillips	$31.8 million		$33.1 million		$42.0 million
Statoil ASA	$27.3 million		$23.7 million			(1)
Hyundai Merchant Marine Co. Ltd.		(1)	$22.5 million			(1)
Petroleo Brasileiro S.A.		(1)		(1)	$27.5 million
Valero Energy Corporation		(1)		(1)	$23.9 million

(1)	Less than 10% of the consolidated revenues